UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK, N.A.

ALPHABET, INC.

Ticker:	GOOG	Meeting Date:	6/8/2016
CUSIP	02079K305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.11. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFY THE SELECTION OF ERNST & YOUNG AS NDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

3. APPROVAL OF AN AMENDMENT TO GOOGLE'S 2012 STOCK PLAN TO INCREASE THEOF CLASS C				FOR	FOR	WITH	ISSUER
CAPITAL STOCK SHARE RESERVES BY 17,000,000

4. APPROVAL OF AMENDMENT TO THE FOURTH AMENDED AND RESTATED CERTIFICATE				FOR	FOR	WITH	ISSUER
OF INCORPORATION OF GOOGLE INC.

5. PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROPOSAL REGARDING A LOBBYING REPORT				AGAINST	AGAINST	WITH	STOCKHOLDER

7. PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT				AGAINST	AGAINST	WITH	STOCKHOLDER

8. PROPOSAL REGARDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR THE				AGAINST	AGAINST	WITH	STOCKHOLDER
ELECTION OF DIRECTORS

9. PROPOSAL REGARDING AN INDEPOENDENT CHAIRMAN OF THE BOARD POLICY				AGAINST	AGAINST	WITH	STOCKHOLDER

10. PROPOSAL REGARDING A REPORT ON GENDER PAY				AGAINST	AGAINST	WITH	STOCKHOLDER

AMBEV S.A.

Ticker:	ABEV	Meeting Date:	4/29/2016
CUSIP	02319V103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. ANALYSIS OF THE MANAGEMENT ACCOUNTS, VOTING ON THE FINANCIAL STATE-				FOR	FOR	WITH	ISSUER
METNS FOR THE FISCAL YEAR ENDED 2015

A2. ALLOCATION OF THE NET PROFITS FOR THE FISCAL YEAR ENDED 2015 AND				FOR	FOR	WITH	ISSUER
RATIFICATION OF THE PAYMENT OF INTEREST ON OWN CPAITAL AND DISTRIBUTION OF DIVIDENDS

A3. ELECTION OF FISCAL COUNCIL AND THEIR RESPECTIVE ALTERNATES				FOR	FOR	WITH	ISSUER

A4. RATIFICATION OF THE AMOUNTS PAID OUT AS COMPENSATION TO THE MANAGEMENT				FOR	FOR	WITH	ISSUER

B1. TO EXAMINE, DISCUSS AND APPROVE ALL THE TERMS AND CONDITIONS OF THE PROTOCOL AND				FOR	FOR	WITH	ISSUER
JUSTIFICATION OF THE MERGERS WITH AND INTO THE COMPANY OF CERVEJARIAS REUNIDAS SKOL
CARACAU S.A. AND EAGLE DISTRIBUIDORA DE BEBIDAS S. A.

B2. TO RATIFY THE RETENTION OF THE SPECIALIZED FIRM APSIS CONSULATORIA EMPRESARIAL LTDA.				FOR	FOR	WITH	ISSUER
TO PREPARE THE VALUATION REPORTS OF THE NET EQUITY OF SKOL AND EAGLE BASED ON IT'S
BOOK VALUE

B3. TO APPROVE THE VALUATION REPORT				FOR	FOR	WITH	ISSUER

B4. TO APPROVE THE MERGERS				FOR	FOR	WITH	ISSUER

B5. TO AUTHORIZE THE COMPANY'S EXECUTIVE COMMITTEE TO PERFORM ALL ACTS NECESSARY FOR				FOR	FOR	WITH	ISSUER
THE CONSUMMATION OF THE MERGERS

B6. TO APPROVE THE COMPANY'S SHARE-BASED COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/11/2016
CUSIP	026874784

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a.-1p. ELECTON OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO VOTE, ON A NON-BINDING ADVISORY BASIS, TO APPROVE EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. TO ACT UPON A PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSE COOPERS LLP AS				FOR	FOR	WITH	ISSUER
AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

APPLE, INC.

Ticker:	AAPL	Meeting Date:	2/26/2016
CUSIP	037833100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.h ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF EARNST & YOUNG AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE AMENDED AND RESTATED APPLE INC. 2014 EMPLOYEE STOCK PLAN				FOR	FOR	WITH	ISSUER

5. PROPOSAL ENTITLED "NET-ZERO GREENHOUSE GAS EMISSIONS BY 2030"				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROPOSAL REGARDING DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD DIRECTORS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. PROPOSAL ENTITLED "HUMAN RIGHTS REVIEW- HIGH RISK REGIONS"				AGAINST	AGAINST	WITH	STOCKHOLDER

8. PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS"				AGAINST	AGAINST	WITH	STOCKHOLDER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	9/22/2015
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RESOLVED THAT THE BANK OF AMERICA CORPORATION STOCKHOLDERS HEREBY RATIFY				FOR	FOR	WITH	ISSUER
THE OCTOBER 1, 2014 AMENDMENTS TO THE COMPANY'S BYLAWS THAT PERMIT THE COMPANY'S
BOARD OF DIRECTORS THE DISCRETION TO DETERMINE THE BOARDS LEADERSHIP STRUCTURE,
INCLUDING APPOINTING AN INDEPENDENT CHAIRMAN, OR APPOINTING A LEAD INDEPENDEDNT DIRECTOR
WHEN THE CHAIRMAN IS NOT AN INDEPENDENT DIRECTOR.

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	4/27/2016
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY (NON-BINDING) "SAY ON PAY" VOTE TO APPROVE EXEUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2016				FOR	FOR	WITH	ISSUER

4. CLAWBACK AMENDMENT				AGAINST	AGAINST	WITH	STOCKHOLDER

CF INDUSTRIES HOLDINGS, INC.

Ticker:	CF	Meeting Date:	5/12/2016
CUSIP	125269100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AN ADVISORY RESOLUTION REGARDING THE COMPENSATION OF CF INDUSTRIES				FOR	FOR	WITH	ISSUER
HOLDINGS, INC.'S NAMED EXECUTIVE OFFICERS

3. RATIFICATION OF THE SELECTION OF KPMG LLP AS CF INDUSTRIES HOLDINGS INC.'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.

4. PROPOSAL REGARDING THE RIGHT TO ACT BY WRITTEN CONSENT, IF PROPERLY PRESENTED AT				AGAINST	AGAINST	WITH	STOCKHOLDER
THE MEETING.

CHESAPEAKE ENERGY CORPORATION

Ticker:	CHK	Meeting Date:	5/20/2016
CUSIP	165167107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.a-1.h ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO APPROVE AN AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO INCREASE				FOR	FOR	WITH	ISSUER
THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK

3. TO APPROVE AN AMENDMENT TO OUR 2014 LONG-TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. TO APPROVE ON AN ADVISORY BASIS OUR NAMED EXECUTIVE OFFICER COMPENSATION				FOR	FOR	WITH	ISSUER

5. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS OUR INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.

6. POLICY ON USING PROVED RESERVES METRICS TO DETERMINE INCENTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

7. LOBBYING ACTIVITIES AND EXPENDITURES REPORT				AGAINST	AGAINST	WITH	STOCKHOLDER

8. IN ITS DISCRETION, UPON SUCH OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

CHICAGO BRIDGE & IRON COMPANY N.V.

Ticker:	CBI	Meeting Date:	5/4/2016
CUSIP	167250109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO ELECT ONE MEMBER OF OUR SUPERVISROY BOARD TO SERVE UNTIL THE ANNUAL MEETING OF				FOR	FOR	WITH	ISSUER
SHAREHOLDERS IN 2017

2. TO ELECT TWO MEMBERS OF OUR SUPERVISORY BOARD TO SERVE UNTIL THE ANNUAL MEETING OF				FOR	FOR	WITH	ISSUER
SHAREHOLDERS IN 2019

3. TO APPROVE BY NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE				FOR	FOR	WITH	ISSUER
OFFICERS

4. TO AUTHORIZE THE PREPARATION OF OUR DUTCH STATUTORY ANNUAL ACCOUNTS AND THE				FOR	FOR	WITH	ISSUER
ANNUAL REPORT OF OUR MANAGEMENT BOARD IN THE ENGLISH LANGUAGE, TO DISCUSS OUR ANNUAL
REPORT OF THE MANAGEMENT BOARD FOR THE YEAR ENDED DECEMBER 31, 2015 AND TO ADOPT OUR
DUTCH STATUTORY ANNUAL ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2015.

5. TO APPROVE THE FINAL DISTRIBUTION TO SHAREHOLDERS FOR THE YEAR ENDED DECEMBER 31,				FOR	FOR	WITH	ISSUER
2015, IN AN AMOUNT OF $0.28 PER SHARE, WHICH HAS PREVIOUSLY BEEN PAID TO SHAREHOLDERS
IN THE FORM OF INTERIM DISTRIBUTIONS.

6. TO DISCHARGE THE SOLE MEMBER OF OUR MANAGEMENT BOARD FROM LIABILITY IN RESPECT OF				FOR	FOR	WITH	ISSUER
THE EXERCISE OF ITS DUTIES DURING THE YEAR ENDED DECEMBER 31, 2015.

7. TO DISCHARGE THE MEMBERS OF OUR SUPERVISORY BOARD FROM LIABILITY IN RESPECT OF THE				FOR	FOR	WITH	ISSUER
EXERCISE OF THEIR DUTIES DURING THE YEAR ENDED DECEMBER 31, 2015

8. TO APPOINT ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,				FOR	FOR	WITH	ISSUER
WHO WILL AUDIT OUR ACCOUNTS FOR THE YEAR ENDED DECEMBER 31, 2016

9. TO APPROVE THE EXTENSION OF THE AUTHORITY OF OUR MANAGEMENT BOARD, ACTING WITH THE				FOR	FOR	WITH	ISSUER
APPROVAL OF OUR SUPERVISORY BOARD, TO REPURCHASE UP TO 10% OF OUR ISSUED SHARE
CAPITAL UNTIL NOVEMBER 4, 2017 ON THE OPEN MARKET, THROUGH PRIVATELY NEGOTIATED
TRANSACTIONS OR IN ONE OR MORE SELF TENDER OFFERS FOR A PRICE PER SHARE NOT LESS THAN
THE NOMINAL VALUE OF A SHARE AND NOT HIGHER THAN 110% OF THE MOST RECENT AVAILABLE
PRICE OF A SHARE ON ANY SECURITIES EXCHANGE WHERE OUR SHARES ARE TRADED

10. TO APPROVE THE EXTENSION OF THE AUTHORITY OF OUR SUPERVISORY BOARD TO ISSUE				FOR	FOR	WITH	ISSUER
SHARES AND/OR GRANT RIGHTS TO ACQUIRE OUR SHARES

11. TO APPROVE AN AMENDMENT TO THE CHICAGO BRIDGE & IRON 2008 LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

CITIGROUP

Ticker:	C	Meeting Date:	4/26/2016
CUSIP	172967424

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1p. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNT-				FOR	FOR	WITH	ISSUER
ING FIRM FOR 2016

3. ADVISORY APPROVAL OF CITI'S 2015 EXECTUIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. APPROVAL OF THE AMENDMENT TO THE CITIGROUP 2014 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. APPROVAL OF THE AMENDED AND RESTATED 2011 CITIGROUP EXECUTIVE PERFORMANCE PLAN				FOR	FOR	WITH	ISSUER

6. PROPOSAL REQUESTING A REPORT DEMONSTRATING THE COMPANY DOES NOT HAVE A GOOD				AGAINST	AGAINST	WITH	STOCKHOLDER
GENDER PAY GAP

7. PROPOSAL REQUESTING A REPORT ON LOBBYING AND GRASSROOTS LOBBYING CONTRIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

8. PROPOSAL REQUESTING THAT THE BOARD APPOINT A STOCKHOLDER VALUE COMMITTEE				AGAINST	AGAINST	WITH	STOCKHOLDER

9. PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL CLAWBACK POLICY				AGAINST	AGAINST	WITH	STOCKHOLDER

10. PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY PROHIBITING THE VESTING OF EQUITY				AGAINST	AGAINST	WITH	STOCKHOLDER
BASED AWARDS FOR SENIOR EXECUTIVES DUE TO A VOLUNTARY RESIGNATION TO ENTER
GOVERNMENT SERVICE

CNOOC LTD.

Ticker:	CEO	Meeting Date:	5/26/2016
CUSIP	126132109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. RECEIVE AND CONSIDER AUDITED FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

A2. TO DECLARE A FINAL DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2015				FOR	FOR	WITH	ISSUER

A3-A5. RE-ELECT DIRECTOR				FOR	FOR	WITH	ISSUER

A6. TO AUTHORISE THE BOARD OF DIRECTORS TO FIX THE REMUNERATION OF EACH OF THE				FOR	FOR	WITH	ISSUER
DIRECTORS

A7. TO RE-APPOINT DELOITTE & TOUCHE TOHMATSU AS THE INDEPENDENT REGISTERED PUBLIC				FOR	FOR	WITH	ISSUER
ACCOUNTING FIRM

B1. GRANT GENERAL MANDATE TO THE DIRECTORS TO BUY B ACK SHARES				FOR	FOR	WITH	ISSUER

B2. GRANT GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT, AND DEAL WITH ADDITIONAL				FOR	AGAINST	AGAINST	ISSUER
SHARES IN THE CAPITAL OF THE COMPANY AND TO MAKE OR GRANT OFFERS, AGREEMENTS, OPTIONS
AND SIMILAR RIGHTS TO SUBSCRIBE FOR OR CONVERT ANY SECURITY INTO SHARES IN THE COMPANY

B3. TO EXTEND THE GENERAL MANDATE GRATNED TO THE DIRECTORS TO ISSUE				FOR	FOR	WITH	ISSUER

COACH

Ticker:	COH	Meeting Date:	11/4/2015
CUSIP	189754104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1H. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2016

3. APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPANY’S EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER
AS DISCLOSED IN THE PROXY STATEMENT FOR THE 2015 ANNUAL MEETING

4. APPROVAL OF THE AMENDED AND RESTATED COACH, INC. 2010 STOCK INCENTIVE PLAN (AMENDED				FOR	FOR	WITH	ISSUER
AND RESTATED AS OF SEPTEMBER 8, 2015)

COMPANHIA PARANAESE DE ENERGIA- COPEL

Ticker:	ELP	Meeting Date:	4/28/2016
CUSIP	20441B407

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
3A. TO ELECT MEMBER OF THE FISCAL COUNCIL AND HIS RESPECTIVE ALTERNATE				FOR	FOR	WITH	ISSUER

DISCOVERY COMMUNICATIONS, INC.

Ticker:	DISCA	Meeting Date:	5/19/2016
CUSIP	25470F104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.01-1.02. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2016

3. PROPOSAL REQUESTING THE BOARD OF DIRECTORS TO REPORT ON PLANS TO INCREASE DIVERSE				AGAINST	AGAINST	WITH	STOCKHOLDER
REPRESENTATION ON THE BOARD

4. PROPOSAL REQUESTING THE COMPENSATION COMMITTEE TO REPORT ON THE FEASIBILITY OF				AGAINST	AGAINST	WITH	STOCKHOLDER
INTEGRATING SUSTAINABILITY METRICS INTO SENIOR EXECUTIVE PERFORMANCE MEASURES

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker:	IBM	Meeting Date:	4/26/2016
CUSIP	459200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1N. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

4. PROPOSAL FOR DICLOSURE OF LOBBYING POLICIES AND PRACTICES				AGAINST	AGAINST	WITH	STOCKHOLDR

5. PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROPOSAL TO HAVE AN INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	STOCKHOLDER

L.G. DISPLAY CO., LTD.

Ticker:	LPL	Meeting Date:	3/11/2016
CUSIP	50186V102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF CONSOLIDATED AND SEPARATE FINANCIAL STATEMENTS AS OF AND FOR THE FISCAL				FOR	FOR	WITH	ISSUER
YEAR ENDED DECEMBER 31, 2015 (CASH DIVIDEND PER SHARE KRW 500)

2.A-2B. APPOINTMENT OF OUTSIDE DIRECTORS				FOR	FOR	WITH	ISSUER

3. TO APPOINT THE AUDIT COMMITTEE MEMBER				FOR	FOR	WITH	ISSUER

4. TO APPROVE THE REMUNERATION LIMIT FOR DIRECTORS IN 2016				FOR	FOR	WITH	ISSUER

LUKOIL

Ticker:	LUKOY	Meeting Date:	6/14/2016
CUSIP	677862104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE ANNUAL REPORT AND ANNUAL ACCOUNTING STATEMENTS FOR 2015				FOR	FOR	WITH	ISSUER

2.1-2.11. CAST 8200 VOTES FOR EACH CANDIDATE					FOR		ISSUER

2.12-2.14. NO VOTES CAST					ABSTAIN		ISSUER

3. TO APPOINT YUSUFOVICH ALEKPEROV AS THE PRESIDENT OF PJSC "LUKOIL"				FOR	FOR	WITH	ISSUER

4.1-4.3. TO ELECT THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

5.1-5.2. TO PAY REMUNERATION TO EACH OF THE MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

6.1-6.2. TO PAY REMUNERATION TO THE MEMBERS OF THE AUDIT COMMISSION				FOR	FOR	WITH	ISSUER

7. TO APPROVE THE INDEPENDENT AUDITOR OF PJSC "LUKOIL" - JOINT STOCK COMPANY KPMG				FOR	FOR	WITH	ISSUER

8. TO APPROVE AMENDMENTS AND ADDENDA TO THE CHARTER OF THE PUBLIC JOINT STOCK				FOR	FOR	WITH	ISSUER
COMPANY PJSC "LUKOIL"

9. TO APPROVE AMENDMENTS AND ADDENDA TO THE REGULATIONS ON THE PROCEDURE FOR				FOR	FOR	WITH	ISSUER
PREPARING AND HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL"

10. TO APPROVE AMENDMENTS AND ADDENDA TO THE REGUALTIONS ON THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER
OAO "LUKOIL"

11. TO APPROVE A NEW VERSION OF THE REGULATIONS ON THE MANAGEMENT COMMITTEE OF PHSC				FOR	FOR	WITH	ISSUER
"LUKOIL" , TO INVALIDATE THE REGULATIONS ON THE MANAGEMENT COMMITTEE OF OAO "LUKOIL"
APPROVED BY THE GENERAL SHAREHOLDERS MEETING OF OAO "LUKOIL" ON JUNE 27, 2002

12. TO APPROVE AN INTERESTED PARTY TRANSACTION- POLICY ON INSURING THE LIABILITY OF				FOR	FOR	WITH	ISSUER
DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN PJSC "LUKOIL" AND OAO <KAPITAL INSURANCE>
INSURER

MASTERCARD INC.

Ticker:	MA	Meeting Date:	6/28/2016
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM

MOBILE TELESYSTEMS PJSC

Ticker:	MBT	Meeting Date:	8/25/2015
CUSIP	607409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROCEDURE FOR CONDUCTING THE MTS PJSC EXTRAORDINARY GENERAL MEETING OF SHARE-				FOR	FOR	WITH	ISSUER
HOLDERS. EFFECTIVE NOVEMBER 6, 2013, HOLDERS OF RUSSIAN SECURITIES ARE REQUIRED TO
DISCLOSE THEIR NAME, ADDRESS NUMBER OR SHARES AND THE MANNER OF THE VOTE AS A CONDITION
TO VOTING

2.1 ON MTS PJSC REORGANIZATION IN FORM OF MERGER OF COMSTAR-REGIONS CJSC INTO MTS PJSC				FOR	FOR	WITH	ISSUER

2.2. ON MTS PJSC REORGANIZATION IN FORM OF MERGER OF "PENZA-GSM" JSC, "SMARTS-AVANOVO"				FOR	FOR	WITH	ISSUER
JSC, AND "SMARTS-UFA" JSC INTO MTS PJSC

3.1 AMEND MTS PJSC CHARTER DUE TO REORGANIZATION OF THE MTS PJSC IN THE FORM OF				FOR	FOR	WITH	ISSUER
CONSOLIDATION OF COMSTAR-REGIONS WITH MTS PJSC

3.2 AMEND MTS PJSC CHARTER DUE TO REORGANIZATION OF MTS PJSC IN THE FORM OF CONSOLIDA-				FOR	FOR	WITH	ISSUER
TION OF "PENZA-GSM" JSC, "SMARTS-IVANOVO" JSC AND "SMARTS-UFA" JSC WITH MTS PJSC

MOBILE TELESYSTEMS PJSC

Ticker:	MBT	Meeting Date:	9/30/2015
CUSIP	607409109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. PROCEDURE FOR CONDUCTING THE MTS PJSC EXTRAORDINARY GENERAL SHAREHOLDERS				FOR	FOR	WITH	ISSUER
MEETING

2. ON MTS PJSC DISTRIBUTION OF PROFIT (PAYMENT OF DIVIDENDS) UPON THE 1ST HALF YEAR 2015				FOR	FOR	WITH	ISSUER
RESULTS

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	4/28/2016
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
E1. AMENDMENT PROPOSAL OF PETROBRAS'S BY-LAWS				FOR	FOR	WITH	ISSUER

E2. CONSOLIDATION OF THE BY-LAW TO REFLECT THE APPROVED CHANGES				FOR	FOR	WITH	ISSUER

E3. ADJUSTMENT OF PETROBRAS WAIVER TO SUBSCRIPTION OF NEW SHARES ISSUED BY LOGUM				FOR	FOR	WITH	ISSUER
LOGISTICA S.A. ON MARCH 9, 2016

O1. TO ANALYZE MANAGEMENTS ACCOUTNS, DISCUSS AND VOTE REPORT, FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER
AND FISCAL BOARD'S REPORT OF FISCAL YEAR OF 2015

O2A. ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS; APPOINTED BY THE CONTROLLING				FOR	FOR	WITH	ISSUER
SHAREHOLDER

O2B. ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS; APPOINTED BY THE MINORITY				FOR	FOR	WITH	ISSUER
SHAREHOLDERS

O3. ELECTION OF CHAIRMAN OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

O4A. ELECTION OF THE MEMBERS OF THE FISCAL COUNCIL AND THEIR RESPECTIVE SUBSTITUTES:				FOR	FOR	WITH	ISSUER
A. APPOINTED BY THE CONTROLLING SHAREHOLDER

O4B. ELECTION OF THE MEMBERS OF THE FISCAL COUNCIL				FOR	FOR	WITH	ISSUER

O5. ESTABLISHMENT OF THE COMPENSATION OF MANAGEMENT AND EFFECTIVE MEMBERS OF THE				FOR	FOR	WITH	ISSUER
FISCAL COUNCIL

P.T. TELEKOMUNIKASI INDONESIA
Ticker:	TLK	Meeting Date:	4/22/2016
CUSIP	715684106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE COMPANY'S ANNUAL REPORT FOR THE 2015 FINANCIAL YEAR				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

3. IMPLEMENTATION OF MINISTER OF STATE-OWNED ENTERPRISE REGULATION NUMBER PER-				FOR	FOR	WITH	ISSUER
09/MBU/07/2015 ABOUT PARTNERSHIP PROGRAM AND COMMUNITY DEVELOPMENT PROGRAM IN
STATE-OWNED ENTERPRISE

4. APPROPRIATION OF THE COMPANY'S NET INCOME FOR THE 2015 FINANCIAL YEAR				FOR	FOR	WITH	ISSUER

5. DETERMINATION OF REMUNERATION FOR MEMBERS OF THE BOARD OF DRIECTORS AND THE BOARD				FOR	FOR	WITH	ISSUER
OF COMMISSIONER FOR THE 2016 FINANCIAL YEAR

6. APPOINTMENT OF A PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

7. DELEGATION OF AUTHORITY TO THE BOARD OF COMMISSIONERS FOR USE/DIVERSION COMPANY’S				FOR	FOR	WITH	ISSUER
TREASURY STOCKFROM THE SAHRE BUYBACK IV

8. CHANGES IN COMPOSITION OF TH E BOARD OF THE COMPANY				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL

Ticker:	TEVA	Meeting Date:	9/3/2015
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1D. APPOINT THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO APPOINT GABRIELLE GREENE-SULZBERGER TO SERVE AS A STATUTORY INDEPENDENT				FOR	FOR	WITH	ISSUER
DIRECTOR FOR A TERM OF THREE YEARS

3A. TO APPROVE AN AMENDMENT TO THE COMPANY'S COMPENSATION POLICY WITH RESPECT TO				FOR	FOR	WITH	ISSUER
DIRECTOR REMUNERATION

3A1. DO YOU HAVE A PERSONAL INTEREST IN PROPOSAL 3A? FOR=YES, AGAINST=NO				AGAINST

3B. TO APPROVE THE REMUNERATION TO BE PROVIDED TO THE COMPANY'S DIRECTORS.				FOR	FOR	WITH	ISSUER

3C. TO APPROVE THE REMUNERATION TO BE PROVIDED TO PROF. YITZHAK PETERBURG, CHAIRMAN OF				FOR	FOR	WITH	ISSUER
THE BOARD OF DIRECTORS

4A. TO APPROVE AN AMENDMENT TO THE TERMS OF OFFICE AND EMPLOYMENT OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
PRESIDENT AND CIEF EXECUTIVE OFFICER

4B. TO APPROVE THE PAYMENT OF A SPECIAL BONUS TO THE COMPANY’S PRESIDENT AND CHIEF				FOR	FOR	WITH	ISSUER
EXECUTIVE OFFICER

5.TO APPROVE THE COMPANY’S 2015 LONG-TERM EQUITY-BASED INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

6. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS				FOR	FOR	WITH	ISSUER
INTERNATIONAL LTD. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL
THE 2016 ANNUAL MEETING OF SHAREHOLDERS

TEVA PHARMACEUTICAL

Ticker:	TEVA	Meeting Date:	4/18/2016
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1C. TO APPOINT PERSONS TO THE BOARD OF DIRECTORS, EACH TO SERVE UNTIL THE 2019 ANNUAL				FOR	FOR	WITH	ISSUER
MEETING OF SHAREHOLDERS

2. TO APPROVE AND AMENDED COMPENSATION POLICY WITH RESPECT TO THE TERMS OF OFFICE AND				FOR	FOR	WITH	ISSUER
EMPLOYMENT OF THE COMPANY'S OFFICE HOLDERS

2A. REGARDING PROPOSAL 2, PLEASE INDICATE WHETHER OR NOT YOU ARE A CONTROLLING					AGAINST
SHAREHOLDER OF THE COMPANY OR WHETHER OR NOT YOU HAVE A PERSONAL BENEFIT OR OTHER
INTEREST IN THIS PROPOSAL: FOR=YES, AGAINST=NO

3A. TO APPROVE INCREASES IN COMPANY'S PRESIDENT AND CEO BASE SALARY				FOR	ABSTAIN		ISSUER

3B. TO APPROVE AN AMENDMENT TO HIS ANNUAL CASH RESERVES				FOR	ABSTAIN		ISSUER

3C. TO APPROVE THE REMUNERATION TO BE PROVIDED TO PROF. YITZHAK PETERBURG, CHAIRMAN OF				FOR	ABSTAIN		ISSUER
THE BOARD OF DIRECTORS

4. TO APPROVE AN AMENDMENT TO THE 2015 LONG-TERM-EQUITY-BASED INCENTIVE PLAN TO				FOR	FOR	WITH	ISSUER
INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER

5. TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS LTD., AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2017 ANNUAL MEETING OF
SHAREHOLDERS

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:           AUG. 15, 2016